Labor obligations (Tables)	12 Months Ended
Dec. 31, 2021
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2021	2020	2019
Discount rate (see note 5 a.)	7.9%	7.4%	8.0%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	14	12	14
Inflation	4.0%	4.0%	5.0%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2021		2020		2019
Service cost:
Current service cost	Ps.	9,535	Ps.	8,276	Ps.	7,465
Net interest expense		8,936		8,490		7,156
Reductions and Terminations		—		(9,131)		—
Components of defined benefit costs recognized in profit or loss		18,471		7,635		14,621
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		2,094		2,653		(161)
Actuarial gains and losses arising from experience adjustments		(6,414)		10,386		12,995
Components of defined benefit costs recognized in other comprehensive income (loss)		(4,320)		13,039		12,834
Total	Ps.	14,151	Ps.	20,674	Ps.	27,455

Schedule of the amount included in the consolidated statement of financial position arising from the Company's obligation in respect of its defined benefit plans

	December 31,
	2021		2020		2019
Present value of defined benefit obligations	Ps.	129,199	Ps.	115,691	Ps.	106,160

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2021		2020		2019
Present value of defined benefit obligation as of January 1,	Ps.	115,691	Ps.	106,160	Ps.	79,905
Current service cost		9,535		8,276		7,465
Interest cost		8,936		8,490		7,156
Reductions and Terminations		—		(9,131)		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		2,094		2,653		(161)
Actuarial gains and losses arising from experience adjustments		(6,414)		10,386		12,995
Benefits paid		(643)		(11,143)		(1,200)
Present value of defined benefit obligation	Ps.	129,199	Ps.	115,691	Ps.	106,160

Schedule of expected cash flows from pension plans and seniority premium benefits

			Seniority premium
Year	Pensions plan		benefits		Total
2022	Ps.	—	Ps.	1,000	Ps.	1,000
2023		559		1,294		1,853
2024		9,794		1,614		11,408
2025		289		1,547		1,836
From 2026 and subsequently		153,931		44,019		197,950
Total	Ps.	164,573	Ps.	49,474	Ps.	214,047